                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2

                        Annual Notice of Securities Sold
             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.      Name and address of issuer:
        Flag Investors Communications Fund, Inc.
        One South Street
        Baltimore, Maryland 21202


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]







3.      Investment Company Act File Number:         811-3883
        Securities Act File Number:                  2-87336

4(a).   Last day of fiscal year for which this Form is filed:  December 31, 2001

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:
        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 155,796,878

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 390,088,658

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending no
               earlier than October 11, 1995 that were not
               previously used to reduce registration fees
               payable to the Commission:                         $          -

        (iv)   Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                       $ 390,088,658

        (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i):               $          -

        (vi)   Redemption credits available for use in future years
               -- if Item 5(i) is less than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:                        $(234,291,780)
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        (vii)  Multiplier for determining registration fee
               (See Instruction C.9):  x                               0.000092

        (viii) Registration fee due [multiply Item 5(v) by
               Item 5(vii)] (enter "0" if no fee is due):         $          -


6.      Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before [effective date of rescission of Rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:


7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year
        (see Instruction D):                                 +    $           0

8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:         =    $           -

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        ----------------------------------------------------


Method of delivery:      [   ] Wire Transfer         [  ] Mail or other means


                                   SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Charles A. Rizzo
                                          ------------------------------------
                                          Charles A. Rizzo, Treasurer



Date:                    March 29, 2002


* Please print the name and title of the signing officer below the signature.

                               BT 24f-2 WORKSHEET
                    FLAG INVESTORS COMMUNICATIONS FUND, INC.

Investment Company Act Number      811-3883
Securities Act Number               2-87336

                             (a)                  (b)               (c)                   (d)                       (e)
                                                                                        (a+b+c)

                        Net Proceeds           Dividends                            Aggregate Sales         Aggregate Price of
                            from              Reinvested         Front-End              Price of          Securities Purchased or
                         Shares Sold        and Exch. Into      Sales Loads         Securities Sold      Redeemed and Exch out of
                       ----------------------------------------------------------------------------------------------------------
Class A Shares            113,454,424               -              166,687              113,621,111                   278,701,400
Class B Shares             25,166,072               -              136,084               25,302,156                    85,556,417
Class C Shares             15,046,958               -                8,056               15,055,014                    23,972,570
Institutional Shares        1,818,597               -                                     1,818,597                     1,858,271
                       ----------------------------------------------------------------------------------------------------------
Total                   $ 155,486,051             $ -            $ 310,827 -          $ 155,796,878                 $ 390,088,658
                       ----------------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

                             (f)                       (g)                        (h)                  (i)               (j)
                                                                                 (e+g)                (d}g)             (d{g)
                                                                                                      (c-g)             (c-g)
                      Increase(Decrease)        Aggregate Price of                                               Redemption Credits
                             from             Securities redeemed or        Total Available            Net          Available for
                     Capital Transactions   Repurchased in prior years     Redemption Credits         Sales         Future Years
                     ---------------------------------------------------------------------------------------------------------------
Class A Shares             (165,080,289)
Class B Shares              (60,254,261)
Class C Shares               (8,917,556)
Institutional Shares            (39,674)

Total                                      $                        -      $     390,088,658          $    -      $    (234,291,780)
                     ---------------------------------------------------------------------------------------------------------------